UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey            May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  $2,199,275
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name

1.          028-10536                     Pennant Offshore Partners, Ltd.

2.          028-10768                     Pennant Onshore Qualified, LP

3.          028-10746                     Pennant General Partner, LLC

4.          028-11666                     Pennant Windward Fund, L.P.

5.          028-11665                     Pennant Windward Fund, Ltd.

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                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2008


          COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN7          COULMN 8

                                   TITLE OF               VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP     (x $1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE

ALLEGHANY CORP DEL                   COM       017175100   4,914      14,389  SH        Defined  1,2,3,4,5           14,389
AMERICAN EAGLE OUTFITTERS NE         COM       02553E106  39,909   2,279,200  SH        Defined  1,2,3,4,5        2,279,200
AMERICAN EXPRESS CO                  COM       025816109  41,201     942,390  SH        Defined  1,2,3,4,5          942,390
APPLIED MATLS IN                     COM       038222105  53,894   2,762,400  SH        Defined  1,2,3,4,5        2,762,400
BROADCOM CORP                        CL A      111320107   5,203     270,000  SH        Defined  1,2,3,4,5          270,000
CF INDS HLDGS INC                    COM       125269100  64,838     625,730  SH        Defined  1,2,3,4,5          625,730
CVR ENERGY INC                       COM       12662P108  18,654     810,000  SH        Defined    1,2,3            810,000
CHIPMOS TECH BERMUDA LTD             SHS       G2110R106   7,436   2,316,546  SH        Defined    1,2,3          2,316,546
CISCO SYS INC                        COM       17275R102  60,165   2,497,500  SH        Defined  1,2,3,4,5        2,497,500
DAVITA INC                           COM       23918K108  63,882   1,337,571  SH        Defined  1,2,3,4,5        1,337,571
DYAX CORP                            COM       26746E103  19,584   4,158,000  SH        Defined    1,2,3          4,158,000
E M C CORP MASS                      COM       268648102  40,152   2,800,000  SH        Defined  1,2,3,4,5        2,800,000
ECHOSTAR CORP                        CL A      278768106  34,562   1,170,000  SH        Defined  1,2,3,4,5        1,170,000
FIDELITY NATIONAL FINANCIAL          CL A      31620R105  75,697   4,129,688  SH        Defined  1,2,3,4,5        4,129,688
FIDELITY NATL INFORMATION SV         COM       31620M106  50,955   1,336,000  SH        Defined  1,2,3,4,5        1,336,000
FOREST LABS INC                      COM       345838106  57,646   1,440,800  SH        Defined  1,2,3,4,5        1,440,800
FOSTER WHEELER LTD                 SHS NEW     G36535139   2,491      44,000  SH        Defined  1,2,3,4,5           44,000
GENERAL ELECTRIC CO                  COM       369604103   4,441     120,000  SH        Defined  1,2,3,4,5          120,000
GENESCO INC                          COM       371532102  49,687   2,150,000  SH        Defined  1,2,3,4,5        2,150,000
GENENTECH INC                      COM NEW     368710406   4,059      50,000  SH        Defined  1,2,3,4,5           50,000
GREENFIELD ONLINE INC                COM       395150105   8,740     736,900  SH        Defined      3              736,900
GREENLIGHT CAPITAL RE LTD          CLASS A     G4095J109   1,841      99,000  SH        Defined      3               99,000
GRIFFON CORP                         COM       398433102  11,268   1,310,280  SH        Defined    1,2,3          1,310,280
GRUBB & ELLIS CO                COM PAR $0.01  400095204     927     135,000  SH        Defined      3              135,000
IRON MTN INC                         COM       462846106  47,365   1,791,430  SH        Defined  1,2,3,4,5        1,791,430
LEVITT CORP                          CL A      52742P108  36,220  18,292,945  SH        Defined  1,2,3,4,5       18,292,945
LIGAND PHARMACEUTICALS INC           CL B      53220K207  10,742   2,685,410  SH        Defined  1,2,3,4,5        2,685,410
LIMITED BRANDS INC                   COM       532716107  63,819   3,732,100  SH        Defined  1,2,3,4,5        3,732,100
MACYS INC                            COM       55616P104   2,087      90,500  SH        Defined  1,2,3,4,5           90,500
MICROSOFT CORP                       COM       594918104  55,443   1,953,600  SH        Defined  1,2,3,4,5        1,953,600
MIDDLEBROOK PHARMACEUTICAL I         COM       596087106   3,088     770,000  SH        Defined      3              770,000
MOODYS CORP                          COM       615369105  54,509   1,565,000  SH        Defined  1,2,3,4,5        1,565,000
NRG ENERGY INC                     COM NEW     629377508  44,063   1,130,100  SH        Defined  1,2,3,4,5        1,130,100
ORACLE CORP                          COM       68389X105  66,819   3,416,090  SH        Defined  1,2,3,4,5        3,416,090
PHH CORP                           COM NEW     693320202  94,051   5,395,941  SH        Defined  1,2,3,4,5        5,395,941
PZENA INVESTMENT MGMT INC          CLASS A     74731Q103   8,993     794,400  SH        Defined    1,2,3            794,400
QUEST DIAGNOSTICS INC                COM       74834L100   5,659     125,000  SH        Defined  1,2,3,4,5          125,000
RADVISION LTD                        ORD       M81869105     528      80,000  SH        Defined    1,2,3             80,000
RUDOLPH TECHNOLOGIES INC             COM       781270103   3,376     345,550  SH        Defined    1,2,3            345,550
SAIC INC                             COM       78390X101  48,879   2,629,338  SH        Defined  1,2,3,4,5        2,629,338
SANFILIPPO JOHN B & SON INC          COM       800422107   5,149     577,900  SH        Defined    1,2,3            577,900
SAVIENT PHARMACEUTICALS INC          COM       80517Q100  53,000   2,650,000  SH        Defined  1,2,3,4,5        2,650,000
SCHERING PLOUGH CORP                 COM       806605101   2,162     150,000  SH        Defined  1,2,3,4,5          150,000
TAKE-TWO INTERACTIVE SOFTWAR         COM       874054109  20,516     803,900  SH        Defined  1,2,3,4,5          803,900
FINISH LINE INC                      CL A      317923100   9,520   2,000,000  SH        Defined    1,2,3          2,000,000
TRANSDIGM GROUP INC                  COM       893641100  66,608   1,797,800  SH        Defined  1,2,3,4,5        1,797,800
UNION PAC CORP                       COM       907818108  43,940     350,452  SH        Defined  1,2,3,4,5          350,452
UNITEDHEALTH GROUP INC               COM       91324P102   3,436     100,000  SH        Defined  1,2,3,4,5          100,000
WALTER INDS INC                      COM       93317Q105 124,540   1,988,500  SH        Defined  1,2,3,4,5        1,988,500
WELLPOINT INC                        COM       94973V107  17,652     400,000  SH        Defined  1,2,3,4,5          400,000
ISHARES TR                       RUSSELL 2000  464287655 375,595   5,500,000       PUT  Defined  1,2,3,4,5        5,500,000
SPDR SERIES TRUST               S&P METALS MNG 78464A755 209,370   3,000,000       PUT  Defined  1,2,3,4,5        3,000,000


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